Document and Entity Information	Oct. 01, 2025
Details
Registrant CIK	0001499275
Fiscal Year End	--12-31
Document Type	8-K
Document Period End Date	Oct. 01, 2025
Entity Registrant Name	GROOVY COMPANY, INC.
Entity Incorporation, State or Country Code	WY
Entity File Number	333-169503
Entity Tax Identification Number	27-0518586
Entity Address, Address Line One	12 Daniel Rd East
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07004
City Area Code	404
Local Phone Number	734-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false